		UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6155

American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  June 30, 2009


Item 1	Report to Shareholders

SEMI - ANNUAL REPORT

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

-    GROWTH PORTFOLIO

-    EQUITY INCOME PORTFOLIO

-    BALANCED PORTFOLIO

-    MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2009

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

                               2450 South Shore Boulevard, League City, TX 77573

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the September 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Fund may incur two types of expenses: (1) transactional, if applicable, and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Fund and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2009, and held for six months ending June 30, 2009.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                            ACTUAL               HYPOTHETICAL
                                                    ---------------------   ---------------------
                                                      ENDING     EXPENSES                EXPENSES
                          BEGINNING                   ACCOUNT      PAID       ENDING       PAID
                           ACCOUNT     ANNUALIZED      VALUE      DURING      ACCOUNT     DURING
                            VALUE        EXPENSE    (06/30/09)    PERIOD       VALUE      PERIOD
FUNDS                     (01/01/09)     RATIOS        (1)          (2)     (06/30/09)      (2)
-----------------------   ----------   ----------   ----------   --------   ----------   --------
Growth Portfolio          $1,000.00       0.87%      $1,037.38     $4.39     $1,020.48     $4.36
Equity Income Portfolio    1,000.00       0.79%         964.60      3.85      1,020.88      3.96
Balanced Portfolio         1,000.00       0.81%       1,043.86      4.10      1,020.78      4.06
Money Market Portfolio     1,000.00       0.21%       1,000.00      1.04      1,023.75      1.05

(1) The actual ending account value is based on actual total return of each of the funds for the period January 1, 2009 to June 30, 2009 after actual expenses and will differ from the hypothetical ending account value which is based on each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

SCHEDULE OF INVESTMENTS June 30, 2009 (Unaudited)

GROWTH PORTFOLIO

COMMON STOCK

                                                          SHARES       VALUE

CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--0.24%
Starwood Hotels & Resorts Worldwide, Inc.                   1,775   $    39,405
HOUSEHOLD DURABLES--0.82%
Newell Rubbermaid Inc.                                      3,000        31,230
Stanley Works (The)                                         3,000       101,520
                                                                    -----------
                                                                        132,750
INTERNET & CATALOG RETAIL--1.93%
Amazon.com, Inc. *                                          1,600       133,856
Ctrip.com International, Ltd.                               1,400        64,820
Priceline.com Inc. *                                        1,000       111,550
                                                                    -----------
                                                                        310,226
MEDIA--1.14%
Macrovision Corp. *                                         3,100        67,611
Walt Disney Co. (The)                                       5,000       116,650
                                                                    -----------
                                                                        184,261
MULTILINE RETAIL--0.94%
J.C. Penney Co., Inc.                                       2,500        71,775
Target Corp.                                                2,000        78,940
                                                                    -----------
                                                                        150,715
SPECIALTY RETAIL--3.01%
Bed Bath & Beyond Inc. *                                    2,000        61,500
Best Buy Co., Inc.                                          5,002       167,517
Home Depot, Inc. (The)                                      3,670        86,722
Limited Brands, Inc.                                        3,500        41,895
Lowe's Companies, Inc.                                      3,116        60,482
New Oriental Education & Technology Group, Inc. *           1,000        67,360
                                                                    -----------
                                                                        485,476
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY--8.08%                                   1,302,833
                                                                    -----------
CONSUMER STAPLES--
BEVERAGES--2.96%
Coca-Cola Co. (The)                                         4,782       229,488
PepsiCo, Inc.                                               4,500       247,320
                                                                    -----------
                                                                        476,808
FOOD PRODUCTS--0.55%
American Dairy Inc. *                                       1,200        47,592
Green Mountain Coffee Roasters, Inc. *                        700        41,384
                                                                    -----------
                                                                         88,976
FOOD & STAPLES RETAILING--1.51%
CVS Caremark Corp.                                          3,950       125,887
SUPERVALU, INC.                                             1,600        20,720
Wal-Mart Stores, Inc.                                       2,000        96,880
                                                                    -----------
                                                                        243,487
HOUSEHOLD PRODUCTS--1.59%
Procter & Gamble Co. (The)                                  5,000       255,500
TOBACCO--0.48%
Philip Morris International Inc.                            1,775        77,426
                                                                    -----------
TOTAL CONSUMER STAPLES--7.09%                                         1,142,197
                                                                    -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--3.46%
Baker Hughes Inc.                                           2,700        98,388
Noble Corp.                                                 3,800       114,950
Oceaneering International, Inc. *                           1,450        65,540
Schlumberger Ltd.                                           2,200       119,042
Transocean Ltd. *                                           1,179        87,588
Weatherford International Ltd. *                            3,700        72,372
                                                                    -----------
                                                                        557,880
OIL, GAS & CONSUMABLE FUELS--7.44%
Anadarko Petroleum Corp.                                    1,000        45,390
BP PLC ADR                                                  2,400       114,432
Chevron Corp.                                               2,275       150,719
El Paso Corp.                                               9,481        87,510
Exxon Mobil Corp.                                           8,750       611,712
Royal Dutch Shell PLC ADR, (Class A)                        3,780       189,718
                                                                    -----------
                                                                      1,199,481
                                                                    -----------
TOTAL ENERGY--10.90%                                                  1,757,361
                                                                    -----------
EXCHANGE TRADED FUNDS--4.54%
PowerShares QQQ Trust Series 1                             10,000       363,800
SPDR Trust Series 1                                         4,000       367,680
                                                                    -----------
                                                                        731,480
                                                                    -----------
TOTAL EXCHANGE TRADED FUNDS--4.54%                                      731,480
                                                                    -----------
FINANCIALS--
CAPITAL MARKETS--2.78%
Blackstone Group L.P. (The)                                 9,000        94,860
Charles Schwab Corp. (The)                                  4,900        85,946
Goldman Sachs Group, Inc. (The)                               778       114,708
Morgan Stanley                                              3,000        85,530
State Street Corp.                                          1,400        66,080
                                                                    -----------
                                                                        447,124

                                                          SHARES       VALUE

COMMERCIAL BANKS--2.53%
PNC Financial Services Group, Inc.                          5,000   $   194,050
U.S. Bancorp                                                6,000       107,520
Wells Fargo & Co.                                           4,383       106,332
                                                                    -----------
                                                                        407,902
CONSUMER FINANCE--0.24%
American Express Co.                                        1,000        23,240
Discover Financial Services                                 1,500        15,405
                                                                    -----------
                                                                         38,645
DIVERSIFIED FINANCIAL SERVICES--0.97%
Bank of America Corp.                                       3,601        47,533
Citigroup Inc.                                              7,075        21,013
JP Morgan Chase & Co.                                       2,573        87,765
                                                                    -----------
                                                                        156,311
INSURANCE--1.57%
Aspen Insurance Holdings Ltd.                               2,000        44,680
Brown & Brown, Inc.                                         2,000        39,860
Hartford Financial Services Group, Inc. (The)               1,300        15,431
Principal Financial Group, Inc.                             1,725        32,499
Prudential Financial, Inc.                                  2,000        74,440
RenaissanceRe Holdings Ltd.                                 1,000        46,540
                                                                    -----------
                                                                        253,450
REAL ESTATE INVESTMENT TRUSTS--0.57%
E-House China Holdings Ltd. *                               6,000        92,640
                                                                    -----------
TOTAL FINANCIALS--8.66%                                               1,396,072
                                                                    -----------
HEALTH CARE--
BIOTECHNOLOGY--3.17%
Amgen Inc. *                                                1,250        66,175
Celgene Corp. *                                             2,500       119,600
Facet Biotech Corp. *                                         540         5,017
Genzyme Corp. *                                             2,000       111,340
Gilead Sciences, Inc. *                                     4,000       187,360
PDL BioPharma Inc. *                                        2,700        21,330
                                                                    -----------
                                                                        510,822
HEALTH CARE PROVIDERS & SERVICES--1.14%
DaVita, Inc. *                                                850        42,041
HMS Holding Corp. *                                         2,400        97,728
UnitedHealth Group Inc.                                     1,800        44,964
                                                                    -----------
                                                                        184,733
HEALTH CARE TECHNOLOGY--0.14%
Quality Systems, Inc.                                         400        22,784
HEALTH EQUIPMENT & SUPPLIES--1.37%
Allscripts-Misys Healthcare Solutions, Inc.                 1,000        15,860
Covidien Ltd.                                                 775        29,016
Given Imaging Ltd.                                          8,000        78,800
Hologic, Inc. *                                             3,400        48,382
Varian Medical Systems, Inc. *                              1,400        49,196
                                                                    -----------
                                                                        221,254
LIFE SCIENCES TOOLS & SERVICES--0.35%
Thermo Fisher Scientific, Inc. *                            1,375        56,059
PHARMACEUTICALS--3.93%
Abbott Laboratories                                         2,200       103,488
Eli Lilly & Co.                                             6,800       235,552
Endo Pharmaceuticals Holdings Inc. *                        2,100        37,632
Merck & Co. Inc.                                            6,003       167,844
Wyeth                                                       1,950        88,510
                                                                    -----------
                                                                        633,026
                                                                    -----------
TOTAL HEALTH CARE--10.10%                                             1,628,678
                                                                    -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--3.97%
Boeing Co. (The)                                            2,637       112,072
Goodrich Corp.                                              3,481       173,946
Honeywell International Inc.                                2,128        66,819
Northrop Grumman Corp.                                        800        36,544
Rockwell Collins, Inc.                                      3,500       146,055
United Technologies Corp.                                   2,000       103,920
                                                                    -----------
                                                                        639,356
AIR FREIGHT & LOGISTICS--1.11%
FedEx Corp.                                                   800        44,496
United Parcel Service, Inc. (Class B)                       2,700       134,973
                                                                    -----------
                                                                        179,469
COMMERCIAL SERVICES & SUPPLIES--0.74%
VistaPrint Ltd. *                                           2,800       119,420
CONSTRUCTION & ENGINEERING--0.24%
Cemex SAB de CV ADR *                                       4,160        38,854
ELECTRICAL EQUIPMENT--0.13%
Microvision, Inc. *                                         7,000        21,490
INDUSTRIAL CONGLOMERATES--1.82%
3M Co.                                                      1,300        78,130
General Electric Co.                                       16,625       194,845
Tyco International Ltd.                                       775        20,135
                                                                    -----------
                                                                        293,110
MACHINERY--1.13%
Barnes Group Inc.                                           1,800        21,402
Caterpillar Inc.                                            1,100        36,344
Danaher Corp.                                               2,000       123,480
                                                                    -----------
                                                                        181,226
                                                                    -----------
TOTAL INDUSTRIALS--9.14%                                              1,472,925
                                                                    -----------

                                                          SHARES      VALUE

INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--7.55%
Arris Group Inc. *                                          4,250   $    51,680
Brocade Communications Systems, Inc. *                      2,000        15,640
Cisco Systems, Inc. *                                      12,900       240,456
F5 Networks, Inc. *                                         2,700        93,393
Harris Corp.                                                2,400        68,064
Motorola, Inc.                                              9,337        61,904
Neutral Tandem Inc. *                                       2,400        70,848
Nokia Oyj ADR                                               5,557        81,021
Nortel Networks Corp. *                                       236            10
Palm, Inc. *                                                6,400       106,048
QUALCOMM Inc.                                               2,500       113,000
Research In Motion Ltd. *                                     950        67,498
Riverbed Technology, Inc. *                                 5,600       129,864
Skyworks Solutions, Inc. *                                  2,000        19,560
Starent Networks Corp. *                                    4,000        97,640
                                                                    -----------
                                                                      1,216,626
COMPUTERS & PERIPHERALS--5.26%
Apple Inc. *                                                1,350       192,280
EMC Corp. *                                                 4,626        60,601
Hewlett-Packard Co.                                         5,787       223,668
International Business Machines Corp.                       2,150       224,503
STEC Inc. *                                                 3,100        71,889
SanDisk Corp. *                                             1,900        27,911
Synaptics Inc. *                                            1,200        46,380
                                                                    -----------
                                                                        847,232
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.96%
Agilent Technologies, Inc. *                                1,265        25,692
Cree, Inc. *                                                3,900       114,621
Tyco Electronics Ltd.                                         775        14,407
                                                                    -----------
                                                                        154,720
INTERNET SOFTWARE & SERVICES--2.73%
Akamai Technologies, Inc. *                                 1,650        31,647
Baidu, Inc. *                                                 400       120,436
Equinix, Inc. *                                             1,000        72,740
MercadoLibre Inc. *                                         3,000        80,640
Rackspace Hosting, Inc. *                                   2,600        36,036
Sohu.com Inc. *                                             1,000        62,830
WebMD Health Corp. (Class A) *                              1,200        35,904
                                                                    -----------
                                                                        440,233
IT SERVICES--0.18%
Amdocs Ltd. *                                               1,375        29,494
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.90%
Analog Devices, Inc.                                        2,154        53,376
Broadcom Corp. *                                            2,200        54,538
Cavium Networks, Inc. *                                     5,800        97,498
EZChip Semiconductor Ltd. *                                 3,000        49,125
Intel Corp.                                                10,000       165,500
KLA-Tencor Corp.                                            1,743        44,011
Linear Technology Corp.                                     2,222        51,884
Marvell Technology Group Ltd. *                             2,650        30,846
Maxim Integrated Products, Inc.                             1,743        27,347
NVE Corp. *                                                 2,300       111,780
Netlogic Microsystems Inc. *                                3,200       116,672
PMC-Sierra, Inc. *                                          2,500        19,900
STMicroelectronics N.V.                                     5,600        42,056
Silicon Laboratories Inc. *                                 2,300        87,262
                                                                    -----------
                                                                        951,795
SOFTWARE--5.63%
ArcSight, Inc. *                                            5,100        90,627
Electronic Arts Inc. *                                      1,700        36,924
Intuit Inc. *                                               3,490        98,278
K12 Inc. *                                                  2,500        53,875
Longtop Financial Technologies Ltd. *                       3,800        93,328
Microsoft Corp.                                             8,375       199,074
Oracle Corp. *                                              9,789       209,680
Pegasystems, Inc.                                           4,400       116,072
Taleo Corp. *                                                 500         9,135
                                                                    -----------
                                                                        906,993
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY--28.21%                                  4,547,093
                                                                    -----------
MATERIALS--
CHEMICALS--1.61%
Monsanto Co.                                                  775        57,613
PPG Industries, Inc.                                        3,622       159,006
Praxair, Inc.                                                 600        42,642
Tronox Inc. * (Class B)                                       437            33
                                                                    -----------
                                                                        259,294
CONTAINERS & PACKAGING--0.26%
Sealed Air Corp.                                            2,325        42,896
                                                                    -----------
TOTAL MATERIALS--1.87%                                                  302,190
                                                                    -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.81%
AT&T Inc.                                                   5,500       136,620
Verizon Communications Inc.                                 5,056       155,371
                                                                    -----------
                                                                        291,991
WIRELESS TELECOMMUNICATION SERVICES--0.38%
American Tower Corporation (Class A) *                      1,050        33,106
Rogers Communications, Inc. (Class B)                       1,100        28,325
                                                                    -----------
                                                                         61,431
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES--2.19%                                 353,422
                                                                    -----------

                                                          SHARES       VALUE

UTILITIES--
ELECTRIC UTILITIES--1.48%
Allegheny Energy, Inc.                                      1,400   $    35,910
Ameren Corp.                                                1,778        44,254
Exelon Corp.                                                1,250        64,013
FPL Group, Inc.                                               950        54,017
Wisconsin Energy Corp.                                      1,000        40,710
                                                                    -----------
                                                                        238,904
MULTI-UTILITIES--0.62%
Dominion Resources Inc.                                     1,500        50,130
Sempra Energy                                               1,000        49,630
                                                                    -----------
                                                                         99,760
                                                                    -----------
TOTAL UTILITIES--2.10%                                                  338,664
                                                                    -----------
TOTAL COMMON STOCK--92.88%
(Cost $17,510,115)                                                   14,972,915
                                                                    -----------

COMMERCIAL PAPER

                                                           FACE
                                                          AMOUNT

CONSUMER DISCRETIONARY--
MEDIA--2.48%
Pearson, Inc., 0.60%, 07/13/09                           $400,000       399,920
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY--2.48%                                     399,920
                                                                    -----------
TOTAL COMMERICAL PAPER--2.48%
(Cost $399,920)                                                         399,920
                                                                    -----------
TOTAL INVESTMENTS--95.36%
(Cost $17,910,035)                                                   15,372,835
CASH AND OTHER ASSETS, LESS LIABILITIES--4.64%                          747,133
                                                                    -----------
NET ASSETS--100.00%                                                 $16,119,968
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt
SPDR--Standard & Poor's Depositary Receipt

                                SECTOR WEIGHTINGS
                                       BY
                                TOTALS INVESTMENT

                                     [CHART]

Consumer Discretionary       11.08%
Consumer Staples              7.43%
Energy                       11.43%
Exchange Traded Funds         4.76%
Financials                    9.08%
Health Care                  10.59%
Industrials                   9.58%
Information Technology       29.58%
Materials                     1.97%
Telecommunication Services    2.30%
Utilities                     2.20%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

GROWTH PORTFOLIO

ASSETS
Investments in securities, at value (Cost $17,910,035)   $ 15,372,835
Cash and cash equivalents                                     734,601
Prepaid expenses                                                  564
Receivable for:
   Investment securities sold                                  87,932
   Dividends                                                   16,111
   Capital stock sold                                           4,782
   Expense reimbursement                                        6,936
   Other assets                                                 2,060
                                                         ------------
TOTAL ASSETS                                               16,225,821
                                                         ------------
LIABILITIES
Investment securities purchased                                88,715
Payable to investment adviser for fund expenses                 6,430
Accrued:
   Investment advisory fees                                     7,139
   Administrative service fees                                  3,569
                                                         ------------
TOTAL LIABILITIES                                             105,853
                                                         ------------
NET ASSETS                                               $ 16,119,968
                                                         ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)            $ 20,954,324
   Undistributed net investment income                        101,286
   Accumulated net realized loss on investments            (2,398,442)
   Net unrealized depreciation of investments              (2,537,200)
                                                         ------------
NET ASSETS                                               $ 16,119,968
                                                         ============
SHARES OUTSTANDING ($.01 par value per share)              14,556,117
                                                         ============
NET ASSET VALUE                                          $       1.11
                                                         ============
Shares authorized                                         155,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

GROWTH PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,965)        $   161,191
Interest                                                       4,610
                                                         -----------
TOTAL INVESTMENT INCOME                                      165,801
                                                         -----------
EXPENSES
Investment advisory fees                                      37,172
Administrative service fees                                   18,586
Professional fees                                              8,946
Custody and transaction fees                                  16,843
Directors' fees and expenses                                   3,831
Compliance expenses                                            1,265
Qualification fees                                               795
Insurance expenses                                             3,347
                                                         -----------
TOTAL EXPENSES                                                90,785
LESS EXPENSES REIMBURSED                                     (26,255)
                                                         -----------
NET EXPENSES                                                  64,530
                                                         -----------
INVESTMENT INCOME--NET                                       101,271
                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized loss on investments                       (1,302,950)
   Change in unrealized appreciation of investments        1,779,178
                                                         -----------
NET GAIN ON INVESTMENTS                                      476,228
                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $   577,499
                                                         ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                           2009            2008
                                                                       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                              $   101,271     $   234,813
   Net realized loss on investments                                     (1,302,950)     (1,076,641)
   Change in unrealized appreciation (depreciation) of investments       1,779,178      (7,452,347)
                                                                       -----------     -----------
   Net increase (decrease) in net assets resulting from operations         577,499      (8,294,175)
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                       --        (242,950)
                                                                       -----------     -----------
   Total distributions to shareholders                                          --        (242,950)
CAPITAL SHARE TRANSACTIONS--NET                                             60,561       3,415,153
                                                                       -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    638,060      (5,121,972)
NET ASSETS
   Beginning of period                                                  15,481,908      20,603,880
                                                                       -----------     -----------
   End of period                                                       $16,119,968     $15,481,908
                                                                       ===========     ===========
Undistributed net investment income                                    $   101,286     $        15
                                                                       ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GROWTH PORTFOLIO

                                                  (UNAUDITED)
                                                   SIX MONTHS
                                                     ENDED
                                                    JUNE 30,               YEAR ENDED DECEMBER 31,
                                                  -----------   -----------------------------------------------
                                                     2009         2008      2007      2006      2005      2004
                                                   -------      -------   -------   -------   -------   -------
Net asset value, beginning of period               $  1.07      $  1.73   $  1.69   $  1.57   $  1.54   $  1.45
Income (loss) from investment operations
   Investment income--net                             0.01         0.02      0.03      0.02      0.02      0.02
   Net realized and unrealized gain (loss) on
      investments                                     0.03        (0.66)     0.06      0.19      0.03      0.09
                                                   -------      -------   -------   -------   -------   -------
Total from investment operations                      0.04        (0.64)     0.09      0.21      0.05      0.11
Less distributions
   Investment income--net                             0.00        (0.02)    (0.03)    (0.02)    (0.02)    (0.02)
   Capital gains                                      0.00         0.00     (0.02)    (0.07)     0.00      0.00
                                                   -------      -------   -------   -------   -------   -------
Total distributions                                   0.00        (0.02)    (0.05)    (0.09)    (0.02)    (0.02)
                                                   -------      -------   -------   -------   -------   -------
Net asset value, end of period                     $  1.11      $  1.07   $  1.73   $  1.69   $  1.57   $  1.54
                                                   =======      =======   =======   =======   =======   =======
Total return                                          3.74%**    (37.15)%    5.37%    13.09%     3.13%     7.45%
                                                   =======      =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $16,120      $15,482   $20,604   $20,160   $18,499   $18,517
Ratio of expenses with reimbursement to average
   net assets (1)                                     0.87%*       0.87%     0.87%     0.87%     0.87%     0.87%
Ratio of expenses without reimbursement to
   average net assets                                 1.22%*       1.01%     0.95%     0.96%     0.96%     0.90%
Ratio of net investment income (loss) to
   average net assets                                 1.36%*       1.39%     1.45%     1.17%     1.16%     1.24%
Portfolio turnover rate                              41.02%       13.68%     4.96%    93.06%    34.92%     1.23%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio until April 30, 2010.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK                                              SHARES       VALUE

CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--1.79%
McDonald's Corp.                                            2,800   $   160,972
Starwood Hotels & Resorts Worldwide, Inc.                   4,500        99,900
                                                                    -----------
                                                                        260,872
HOUSEHOLD DURABLES--1.71%
Newell Rubbermaid Inc.                                      5,000        52,050
Stanley Works (The)                                         3,531       119,489
Tupperware Brands Corp.                                     3,000        78,060
                                                                    -----------
                                                                        249,599
MEDIA--0.48%
CBS Corp. (Class B)                                         3,800        26,296
Walt Disney Co. (The)                                       1,875        43,744
                                                                    -----------
                                                                         70,040
MULTILINE RETAIL--1.41%
J.C. Penney Co., Inc.                                       4,300       123,453
Target Corp.                                                2,100        82,887
                                                                    -----------
                                                                        206,340
SPECIALTY RETAIL--1.38%
Foot Locker, Inc.                                           3,000        31,410
Limited Brands, Inc.                                        7,057        84,472
TJX Companies, Inc. (The)                                   2,725        85,729
TravelCenters of America LLC *                                250           550
                                                                    -----------
                                                                        202,161
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY--6.77%                                     989,012
                                                                    -----------
CONSUMER STAPLES--
BEVERAGES--2.41%
Coca-Cola Co. (The)                                         3,900       187,161
PepsiCo, Inc.                                               3,000       164,880
                                                                    -----------
                                                                        352,041
FOOD PRODUCTS--2.82%
ConAgra Foods, Inc.                                         8,000       152,480
H.J. Heinz Co.                                              3,641       129,984
Kraft Foods Inc. (Class A)                                    692        17,535
McCormick & Co., Inc. (a)                                   3,420       111,253
                                                                    -----------
                                                                        411,252
FOOD & STAPLES RETAILING--1.83%
SUPERVALU, INC.                                             3,800        49,210
Wal-Mart Stores, Inc.                                       4,500       217,980
                                                                    -----------
                                                                        267,190
HOUSEHOLD PRODUCTS--3.58%
Colgate-Palmolive Co.                                       1,800       127,332
Kimberly-Clark Corp.                                        2,537       133,015
Procter & Gamble Co. (The)                                  5,125       261,887
                                                                    -----------
                                                                        522,234
PERSONAL PRODUCTS--1.04%
Alberto-Culver Co.                                          2,200        55,946
Avon Products, Inc.                                         3,725        96,030
                                                                    -----------
                                                                        151,976
TOBACCO--0.62%
Philip Morris International Inc.                            2,075        90,511
                                                                    -----------
TOTAL CONSUMER STAPLES--12.30%                                        1,795,204
                                                                    -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.50%
Schlumberger Ltd.                                           2,300       124,453
Weatherford International Ltd. *                            4,825        94,377
                                                                    -----------
                                                                        218,830
OIL, GAS & CONSUMABLE FUELS--12.93%
Anadarko Petroleum Corp.                                    3,000       136,170
BP PLC ADR                                                  3,310       157,821
Boardwalk Pipeline Partners, L.P.                           3,800        85,804
Chevron Corp.                                               6,400       424,000
Enterprise Products Partners L.P.                           3,200        79,808
Exxon Mobil Corp.                                           9,000       629,190
Natural Resource Partners L.P.                              2,400        50,520
Plains All American Pipeline, L.P.                          2,000        85,100
Royal Dutch Shell PLC ADR, (Class A)                        3,419       171,600
Spectra Energy Corp.                                        4,050        68,526
                                                                    -----------
                                                                      1,888,539
                                                                    -----------
TOTAL ENERGY--14.43%                                                  2,107,369
                                                                    -----------
FINANCIALS--
CAPITAL MARKETS--2.00%
Allied Capital Corp.                                        4,085        14,216
Charles Schwab Corp. (The)                                  6,425       112,694
Morgan Stanley                                              3,300        94,083
State Street Corp.                                          1,500        70,800
                                                                    -----------
                                                                        291,793
COMMERCIAL BANKS--4.02%
Comerica Inc.                                               4,000        84,600
KeyCorp                                                     3,311        17,350
PNC Financial Services Group, Inc.                          3,254       126,288
Regions Financial Corp.                                     3,433        13,869
U.S. Bancorp                                                9,800       175,616
Wells Fargo & Co.                                           7,000       169,820
                                                                    -----------
                                                                        587,543

                                                          SHARES       VALUE

DIVERSIFIED FINANCIAL SERVICES--2.66%
Bank of America Corp.                                       9,928   $   131,050
Citigroup Inc.                                             12,000        35,640
JP Morgan Chase & Co.                                       6,500       221,715
                                                                    -----------
                                                                        388,405
INSURANCE--5.34%
Allstate Corp. (The)                                        2,427        59,219
Aspen Insurance Holdings Ltd.                               4,500       100,530
Arthur J. Gallagher & Co.                                   3,000        64,020
Hartford Financial Services Group, Inc. (The)               1,475        17,508
Marsh & McLennan Companies, Inc.                            3,200        64,416
Principal Financial Group, Inc.                             4,154        78,261
Prudential Financial, Inc.                                  2,950       109,799
RenaissanceRe Holdings Ltd.                                 2,275       105,879
Travelers Companies, Inc. (The)                             4,393       180,289
                                                                    -----------
                                                                        779,921
REAL ESTATE INVESTMENT TRUSTS--4.24%
AvalonBay Communities Inc.                                    825        46,150
Boston Properties, Inc.                                       900        42,930
BRE Properties, Inc.                                        1,750        41,580
Duke Realty Corp.                                           2,650        23,241
HCP, Inc.                                                   2,000        42,380
Health Care REIT, Inc.                                      1,200        40,920
Hospitality Properties Trust                                2,500        29,725
Liberty Property Trust                                      2,400        55,296
Mack-Cali Realty Corp.                                      4,000        91,200
National Retail Properties Inc.                             2,200        38,170
ProLogis                                                    1,500        12,090
Simon Property Group, Inc.                                  1,032        53,076
Weingarten Realty Investors                                 7,000       101,570
                                                                    -----------
                                                                        618,328
THRIFTS & MORTGAGE FINANCE--0.42%
New York Community Bancorp.                                 5,000        53,450
Trustco Bank Corp. NY                                       1,200         7,092
                                                                    -----------
                                                                         60,542
                                                                    -----------
TOTAL FINANCIALS--18.68%                                              2,726,532
                                                                    -----------
HEALTH CARE--
BIOTECHNOLOGY--0.81%
Genzyme Corp. *                                               950        52,886
Gilead Sciences, Inc. *                                     1,400        65,576
                                                                    -----------
                                                                        118,462
HEALTH CARE PROVIDERS & SERVICES--0.35%
DaVita, Inc. *                                              1,025        50,696
HEALTH EQUIPMENT & SUPPLIES--0.25%
Covidien Ltd.                                                 975        36,504
PHARMACEUTICALS--8.70%
Abbott Laboratories                                         4,000       188,160
Eli Lilly & Co.                                             4,150       143,756
Johnson & Johnson                                           5,000       284,000
Merck & Co. Inc.                                            5,500       153,780
Pfizer Inc.                                                19,500       292,500
Wyeth                                                       4,575       207,659
                                                                    -----------
                                                                      1,269,855
                                                                    -----------
TOTAL HEALTH CARE--10.11%                                             1,475,517
                                                                    -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.87%
Boeing Co. (The)                                            1,600        68,000
Northrop Grumman Corp.                                        975        44,538
United Technologies Corp.                                   3,100       161,076
                                                                    -----------
                                                                        273,614
AIR FREIGHT & LOGISTICS--0.65%
United Parcel Service, Inc. (Class B)                       1,900        94,981
COMMERCIAL SERVICES & SUPPLIES--0.79%
Deluxe Corp.                                                2,000        25,620
Pitney Bowes Inc.                                           1,875        41,119
Sovran Self Storage, Inc.                                   2,000        49,200
                                                                    -----------
                                                                        115,939
ELECTRICAL EQUIPMENT--0.32%
Tyco Electronics Ltd.                                       2,475        46,010
INDUSTRIAL CONGLOMERATES--2.54%
3M Co.                                                      1,986       119,359
General Electric Co.                                       19,300       226,196
Tyco International Ltd.                                       975        25,330
                                                                    -----------
                                                                        370,885
MACHINERY--0.21%
Barnes Group Inc.                                           2,600        30,914
ROAD & RAIL--0.43%
Burlington Northern Santa Fe Corp.                            850        62,509
TRANSPORTATION--0.27%
Seaspan Corp.                                               6,300        38,745
                                                                    -----------
TOTAL INDUSTRIALS--7.08%                                              1,033,597
                                                                    -----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--1.07%
Harris Corp.                                                2,700        76,572
Nokia Oyj ADR                                               1,700        24,786
QUALCOMM Inc.                                               1,225        55,370
                                                                    -----------
                                                                        156,728

                                                          SHARES       VALUE

COMPUTERS & PERIPHERALS--1.83%
Diebold, Inc.                                               2,025   $    53,379
International Business Machines Corp.                       2,050       214,061
                                                                    -----------
                                                                        267,440
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.61%
Intel Corp.                                                10,100       167,155
Linear Technology Corp.                                     2,900        67,715
                                                                    -----------
                                                                        234,870
SOFTWARE--1.73%
Microsoft Corp.                                            10,600       251,962
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY--6.24%                                     911,000
                                                                    -----------
MATERIALS--
CHEMICALS--1.53%
E. I. du Pont de Nemours and Co.                            1,600        40,992
PPG Industries, Inc.                                        1,215        53,338
Praxair, Inc.                                                 700        49,749
Sensient Technologies Corp.                                 3,533        79,740
                                                                    -----------
                                                                        223,819
METALS & MINING--0.24%
Alcoa Inc.                                                  3,420        35,329
PAPER & FOREST PRODUCTS--0.50%
Potlatch Corp.                                              3,000        72,870
                                                                    -----------
TOTAL MATERIALS--2.27%                                                  332,018
                                                                    -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--6.14%
AT&T Inc.                                                  12,093       300,390
Frontier Communications Corp.                              31,000       221,340
Verizon Communications Inc.                                 9,969       306,347
Windstream Corp.                                            8,225        68,761
                                                                    -----------
                                                                        896,838
WIRELESS TELECOMMUNICATION SERVICES--0.24%
Rogers Communications, Inc. (Class B)                       1,325        34,119
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES--6.38%                                 930,957
                                                                    -----------
UTILITIES--
ELECTRIC UTILITIES--5.19%
Allegheny Energy, Inc.                                      1,715        43,990
Ameren Corp.                                                3,088        76,860
Consolidated Edison, Inc.                                   3,300       123,486
Duke Energy Corp.                                           7,500       109,425
FPL Group, Inc.                                             1,100        62,546
PPL Corp.                                                   1,000        32,960
Pinnacle West Capital Corp.                                 4,000       120,600
Progress Energy, Inc.                                       3,000       113,490
Southern Co.                                                2,400        74,784
                                                                    -----------
                                                                        758,141
GAS UTILITIES--1.19%
Nicor Inc.                                                  2,000        69,240
NiSource Inc.                                               9,000       104,940
                                                                    -----------
                                                                        174,180
MULTI-UTILITIES--1.39%
DTE Energy Co.                                              5,200       166,400
Sempra Energy                                                 725        35,982
                                                                    -----------
                                                                        202,382
                                                                    -----------
TOTAL UTILITIES--7.77%                                                1,134,703
                                                                    -----------
TOTAL COMMON STOCK--92.03%
(Cost $18,127,056)                                                   13,435,909
                                                                    -----------

                                                           FACE
COMMERCIAL PAPER                                          AMOUNT

CONSUMER DISCRETIONARY--
MEDIA--2.74%
Pearson, Inc., 0.60%, 07/13/09                           $400,000       399,920
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY--2.74%                                     399,920
                                                                    -----------
TOTAL COMMERCIAL PAPER--2.74%
(Cost $399,920)                                                         399,920
                                                                    -----------
TOTAL INVESTMENTS--94.77%
(Cost $18,526,976)                                                   13,835,829
CASH AND OTHER ASSETS, LESS LIABILITIES--5.23%                          762,792
                                                                    -----------
NET ASSETS--100.00%                                                 $14,598,621
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a)  Non-voting shares

See notes to financial statements.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       10.04%
Consumer Staples             12.98%
Energy                       15.23%
Financials                   19.71%
Health Care                  10.66%
Industrials                   7.47%
Information Technology        6.58%
Materials                     2.40%
Telecommunication Services    6.73%
Utilities                     8.20%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

ASSETS
Investments in securities, at value (Cost $18,526,976)   $ 13,835,829
Cash and cash equivalents                                     756,043
Prepaid expenses                                                  635
Receivable for:
   Dividends                                                   23,009
   Capital stock sold                                             383
   Expense reimbursement                                        5,750
   Other assets                                                 1,545
                                                         ------------
TOTAL ASSETS                                               14,623,194
                                                         ------------
LIABILITIES
Capital stock reacquired                                        8,544
Payable to investment adviser for fund expenses                 6,350
Accrued:
   Investment advisory fees                                     6,453
   Administrative service fees                                  3,226
                                                         ------------
TOTAL LIABILITIES                                              24,573
                                                         ------------
NET ASSETS                                               $ 14,598,621
                                                         ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)            $ 19,889,572
   Undistributed net investment income                        241,619
   Accumulated net realized loss on investments              (841,423)
   Net unrealized depreciation of investments              (4,691,147)
                                                         ------------
NET ASSETS                                               $ 14,598,621
                                                         ============
SHARES OUTSTANDING ($.01 par value per share)              13,419,905
                                                         ============
NET ASSET VALUE                                          $       1.09
                                                         ============
Shares authorized                                         120,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

EQUITY INCOME PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,187)        $    291,403
Interest                                                        4,067
                                                         ------------
TOTAL INVESTMENT INCOME                                       295,470
                                                         ------------
EXPENSES
Investment advisory fees                                       34,198
Administrative service fees                                    17,099
Professional fees                                               9,114
Custody and transaction fees                                    4,439
Directors' fees and expenses                                    3,831
Compliance expenses                                             1,397
Qualification fees                                                795
Insurance expenses                                              3,754
                                                         ------------
TOTAL EXPENSES                                                 74,627
LESS EXPENSES REIMBURSED                                      (20,756)
                                                         ------------
NET EXPENSES                                                   53,871
                                                         ------------
INVESTMENT INCOME--NET                                        241,599
                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                          (761,647)
   Change in unrealized appreciation of investments             7,362
                                                         ------------
NET LOSS ON INVESTMENTS                                      (754,285)
                                                         ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $   (512,686)
                                                         ============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

EQUITY INCOME PORTFOLIO

                                                                    (UNAUDITED)
                                                                    SIX MONTHS       YEAR ENDED
                                                                  ENDED JUNE 30,    DECEMBER 31,
                                                                  --------------   -------------
                                                                       2009             2008
                                                                  --------------   -------------
DECREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                                          $   241,599      $   640,444
   Net realized gain (loss) on investments                            (761,647)         446,995
   Change in unrealized appreciation (depreciation)
      of investments                                                     7,362       (7,918,223)
                                                                   -----------      -----------
   Net decrease in net assets resulting from operations               (512,686)      (6,830,784)
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                   --         (645,538)
   Capital gains                                                            --         (221,937)
                                                                   -----------      -----------
   Total distributions to shareholders                                      --         (867,475)
CAPITAL SHARE TRANSACTIONS--NET                                         25,432         (800,627)
                                                                   -----------      -----------
TOTAL DECREASE IN NET ASSETS                                          (487,254)      (8,498,886)
NET ASSETS
   Beginning of period                                              15,085,875       23,584,761
                                                                   -----------      -----------
   End of period                                                   $14,598,621      $15,085,875
                                                                   ===========      ===========
Undistributed net investment income                                $   241,619      $        20
                                                                   ===========      ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

EQUITY INCOME PORTFOLIO

                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED
                                                     JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                   -----------   ------------------------------------------------
                                                       2009        2008       2007      2006      2005      2004
                                                   -----------   --------   -------   -------   -------   -------
Net asset value, beginning of period               $  1.13       $  1.71    $  1.80   $  1.69   $  1.72   $  1.60
Income (loss) from investment operations
   Investment income--net                             0.02          0.05       0.05      0.06      0.03      0.03
   Net realized and unrealized gain (loss)
      on investments                                 (0.06)        (0.56)     (0.04)     0.25      0.01      0.12
                                                   -------       -------    -------   -------   -------   -------
Total from investment operations                     (0.04)        (0.51)      0.01      0.31      0.04      0.15
Less distributions
   Investment income--net                             0.00         (0.05)     (0.05)    (0.06)    (0.03)    (0.03)
   Capital gains                                      0.00         (0.02)     (0.05)    (0.14)    (0.04)     0.00
                                                   -------       -------    -------   -------   -------   -------
Total distributions                                   0.00         (0.07)     (0.10)    (0.20)    (0.07)    (0.03)
                                                   -------       -------    -------   -------   -------   -------
Net asset value, end of period                     $  1.09       $  1.13    $  1.71   $  1.80   $  1.69   $  1.72
                                                   =======       =======    =======   =======   =======   =======
Total return                                         (3.54)%**    (29.83)%     0.64%    18.30%     2.28%     9.31%
                                                   =======       =======    =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)          $14,599       $15,086    $23,585   $24,433   $22,686   $23,341
Ratio of expenses with reimbursement to
   average net assets (1)                             0.79%*        0.79%      0.79%     0.79%     0.79%     0.79%
Ratio of expenses without reimbursement
   to average net assets                              1.09%*        0.99%      0.92%     0.93%     0.93%     0.87%
Ratio of net investment income (loss) to
   average net assets                                 3.54%*        3.28%      2.92%     3.23%     1.64%     1.79%
Portfolio turnover rate                               3.75%        14.44%      5.98%    54.68%    25.57%     5.33%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.79% on the Equity Income Portfolio until April 30, 2010.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (Unaudited)

BALANCED PORTFOLIO

COMMON STOCK

                                                          SHARES       VALUE

CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--0.98%
McDonald's Corp.                                            1,800   $   103,482
Starwood Hotels & Resorts Worldwide, Inc.                   1,902        42,224
Wyndham Worldwide Corp.                                       645         7,817
                                                                    -----------
                                                                        153,523
HOUSEHOLD DURABLES--0.65%
Newell Rubbermaid Inc.                                      2,700        28,107
Stanley Works (The)                                         2,150        72,756
                                                                    -----------
                                                                        100,863
MEDIA--0.78%
CBS Corp. (Class B)                                         1,266         8,761
Viacom Inc. (Class B) *                                     1,250        28,375
Walt Disney Co. (The)                                       3,650        85,154
                                                                    -----------
                                                                        122,290
MULTILINE RETAIL--1.11%
J.C. Penney Co., Inc.                                       2,675        76,799
Target Corp.                                                2,450        96,702
                                                                    -----------
                                                                        173,501
SPECIALTY RETAIL--1.77%
Best Buy Co., Inc.                                          1,925        64,468
Foot Locker, Inc.                                           2,000        20,940
Limited Brands, Inc.                                        4,900        58,653
Lowe's Companies, Inc.                                      3,750        72,787
TJX Companies, Inc. (The)                                   1,875        58,988
                                                                    -----------
                                                                        275,836
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY--5.29%                                     826,013
                                                                    -----------
CONSUMER STAPLES--
BEVERAGES--1.43%
Coca-Cola Co. (The)                                         2,732       131,109
PepsiCo, Inc.                                               1,675        92,058
                                                                    -----------
                                                                        223,167
FOOD PRODUCTS--1.14%
ConAgra Foods, Inc.                                         1,350        25,731
H.J. Heinz Co.                                              1,857        66,295
McCormick & Co., Inc. (b)                                   2,615        85,066
                                                                    -----------
                                                                        177,092
FOOD & STAPLES RETAILING--1.73%
CVS Caremark Corp.                                          2,750        87,643
SUPERVALU, INC.                                             2,200        28,490
Wal-Mart Stores, Inc.                                       3,175       153,797
                                                                    -----------
                                                                        269,930
HOUSEHOLD PRODUCTS--1.94%
Colgate-Palmolive Co.                                         925        65,434
Kimberly-Clark Corp.                                        1,300        68,159
Procter & Gamble Co. (The)                                  3,325       169,908
                                                                    -----------
                                                                        303,501
PERSONAL PRODUCTS--0.50%
Alberto-Culver Co.                                          1,125        28,609
Avon Products, Inc.                                         1,900        48,982
                                                                    -----------
                                                                         77,591
TOBACCO--0.34%
Philip Morris International Inc.                            1,225        53,434
                                                                    -----------
TOTAL CONSUMER STAPLES--7.08%                                         1,104,715
                                                                    -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.45%
Oceaneering International, Inc. *                           1,025        46,330
Schlumberger Ltd.                                           1,463        79,163
Transocean Ltd. *                                             575        42,717
Weatherford International Ltd. *                            2,974        58,171
                                                                    -----------
                                                                        226,381
OIL, GAS & CONSUMABLE FUELS--5.41%
Anadarko Petroleum Corp.                                    1,975        89,645
BP PLC ADR                                                  2,410       114,909
Chevron Corp.                                               2,957       195,901
Exxon Mobil Corp.                                           5,938       415,126
Spectra Energy Corp.                                        1,675        28,341
                                                                    -----------
                                                                        843,922
                                                                    -----------
TOTAL ENERGY--6.86%                                                   1,070,303
                                                                    -----------
FINANCIALS--
CAPITAL MARKETS--1.69%
Allied Capital Corp.                                        1,775         6,177
Charles Schwab Corp. (The)                                  3,575        62,706
Goldman Sachs Group, Inc. (The)                               475        70,034
Morgan Stanley                                              2,732        77,889
State Street Corp.                                          1,000        47,200
                                                                    -----------
                                                                        264,006
COMMERCIAL BANKS--1.75%
PNC Financial Services Group, Inc.                          2,850       110,609
U.S. Bancorp                                                3,800        68,096
Wells Fargo & Co.                                           3,916        95,002
                                                                    -----------
                                                                        273,707
CONSUMER FINANCE--0.13%
Discover Financial Services                                 1,900        19,513

                                                          SHARES       VALUE

DIVERSIFIED FINANCIAL SERVICES--1.54%
Bank of America Corp.                                       5,900   $    77,880
Citigroup Inc.                                              6,533        19,403
JP Morgan Chase & Co.                                       4,201       143,296
                                                                    -----------
                                                                        240,579
INSURANCE--2.26%
Allstate Corp. (The)                                          951        23,204
Aspen Insurance Holdings Ltd.                               2,425        54,175
Hartford Financial Services Group, Inc. (The)                 900        10,683
Principal Financial Group, Inc.                             2,250        42,390
Prudential Financial, Inc.                                  2,137        79,539
RenaissanceRe Holdings Ltd.                                 1,050        48,867
Travelers Companies, Inc. (The)                             2,301        94,433
                                                                    -----------
                                                                        353,291
REAL ESTATE INVESTMENT TRUSTS--0.06%
Host Hotels & Resorts Inc.                                  1,164         9,766
                                                                    -----------
TOTAL FINANCIALS--7.43%                                               1,160,862
                                                                    -----------
HEALTH CARE--
BIOTECHNOLOGY--1.28%
Amgen Inc. *                                                  600        31,764
Celgene Corp. *                                             1,700        81,328
Genzyme Corp. *                                               875        48,711
Gilead Sciences, Inc. *                                       800        37,472
                                                                    -----------
                                                                        199,275
HEALTH CARE PROVIDERS & SERVICES--0.86%
DaVita, Inc. *                                                575        28,439
Patterson Companies Inc. *                                  1,400        30,380
UnitedHealth Group Inc.                                     1,200        29,976
Wellpoint Inc. *                                              900        45,801
                                                                    -----------
                                                                        134,596
HEALTH EQUIPMENT & SUPPLIES--1.00%
Beckman Coulter, Inc.                                       1,070        61,140
Covidien Ltd.                                                 575        21,528
Hologic, Inc. *                                             1,050        14,941
Varian Medical Systems, Inc. *                                900        31,626
Zimmer Holdings, Inc. *                                       631        26,881
                                                                    -----------
                                                                        156,116
LIFE SCIENCES TOOLS & SERVICES--0.26%
Thermo Fisher Scientific, Inc. *                            1,000        40,770
PHARMACEUTICALS--5.12%
Abbott Laboratories                                         2,500       117,600
Endo Pharmaceuticals Holdings Inc. *                          900        16,128
Eli Lilly & Co.                                             2,425        84,002
Johnson & Johnson                                           4,000       227,200
Merck & Co. Inc.                                            3,150        88,074
Pfizer Inc.                                                10,804       162,060
Wyeth                                                       2,300       104,397
                                                                    -----------
                                                                        799,461
                                                                    -----------
TOTAL HEALTH CARE--8.52%                                              1,330,218
                                                                    -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.79%
Boeing Co. (The)                                            1,350        57,375
General Dynamics Corp.                                        825        45,697
Goodrich Corp.                                                945        47,222
L-3 Communications Holdings, Inc.                             400        27,752
Northrop Grumman Corp.                                        600        27,408
Rockwell Collins, Inc.                                        725        30,254
United Technologies Corp.                                     825        42,867
                                                                    -----------
                                                                        278,575
AIR FREIGHT & LOGISTICS--0.56%
FedEx Corp.                                                   550        30,591
United Parcel Service, Inc. (Class B)                       1,150        57,488
                                                                    -----------
                                                                         88,079
COMMERCIAL SERVICES & SUPPLIES--0.15%
Avis Budget Group, Inc. *                                     230         1,300
Pitney Bowes Inc.                                           1,025        22,478
                                                                    -----------
                                                                         23,778
INDUSTRIAL CONGLOMERATES--1.39%
3M Co.                                                      1,100        66,110
General Electric Co.                                       11,650       136,538
Tyco International Ltd.                                       575        14,938
                                                                    -----------
                                                                        217,586
MACHINERY--1.73%
Barnes Group Inc.                                           1,200        14,268
Caterpillar Inc.                                              500        16,520
Danaher Corp.                                                 875        54,022
Dover Corp.                                                   800        26,472
Eaton Corp.                                                   500        22,305
Illinois Tool Works Inc.                                    1,125        42,008
Ingersoll-Rand Co. Ltd. (Class A)                           1,200        25,080
PACCAR Inc.                                                 1,125        36,574
Parker Hannifin Corp.                                         750        32,220
                                                                    -----------
                                                                        269,469
ROAD & RAIL--0.37%
Burlington Northern Santa Fe Corp.                            600        44,124
Ryder System, Inc.                                            500        13,960
                                                                    -----------
                                                                         58,084
TRANSPORTATION--0.05%
Seaspan Corp.                                               1,325         8,149
                                                                    -----------
TOTAL INDUSTRIALS--6.04%                                                943,720
                                                                    -----------

                                                          SHARES       VALUE

INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.77%
Arris Group Inc. *                                          3,900   $    47,424
Cisco Systems, Inc. *                                       6,700       124,888
Harris Corp.                                                1,450        41,122
Motorola, Inc.                                              3,900        25,857
Nokia Oyj ADR                                               3,087        45,008
QUALCOMM Inc.                                               2,200        99,440
Research In Motion Ltd. *                                     675        47,959
                                                                    -----------
                                                                        431,698
COMPUTERS & PERIPHERALS--3.17%
Apple Inc. *                                                  975       138,869
EMC Corp. *                                                 5,000        65,500
Hewlett-Packard Co.                                         3,210       124,067
International Business Machines Corp.                       1,600       167,072
                                                                    -----------
                                                                        495,508
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.34%
Agilent Technologies, Inc. *                                1,200        24,372
Tyco Electronics Ltd.                                       1,575        29,279
                                                                    -----------
                                                                         53,651
IT SERVICES--0.27%
Amdocs Ltd. *                                               1,000        21,450
Global Payments Inc.                                          550        20,603
                                                                    -----------
                                                                         42,053
INTERNET SOFTWARE & SERVICES--0.13%
Akamai Technologies, Inc. *                                 1,075        20,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.08%
Intel Corp.                                                 6,057       100,243
Linear Technology Corp.                                     1,100        25,685
Texas Instruments Inc.                                      2,000        42,600
                                                                    -----------
                                                                        168,528
SOFTWARE--2.50%
Electronic Arts Inc. *                                        714        15,508
Microsoft Corp.                                            11,282       268,173
Oracle Corp. *                                              4,988       106,843
                                                                    -----------
                                                                        390,524
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY--10.26%                                  1,602,581
                                                                    -----------
MATERIALS--
CHEMICALS--1.25%
E. I. du Pont de Nemours and Co.                            1,000        25,620
International Flavors & Fragrances Inc.                       570        18,650
Monsanto Co.                                                  575        42,746
PPG Industries, Inc.                                          413        18,131
Praxair, Inc.                                                 450        31,981
Sensient Technologies Corp.                                 2,600        58,682
                                                                    -----------
                                                                        195,810
CONTAINERS & PACKAGING--0.09%
Ball Corp.                                                    300        13,548
METALS & MINING--0.22%
Nucor Corp.                                                   600        26,658
United States Steel Corp.                                     200         7,148
                                                                    -----------
                                                                         33,806
PAPER & FOREST PRODUCTS--0.07%
Louisiana-Pacific Corp.                                       650         2,223
MeadWestvaco Corp.                                            500         8,205
                                                                    -----------
                                                                         10,428
                                                                    -----------
TOTAL MATERIALS--1.63%                                                  253,592
                                                                    -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.93%
AT&T Inc.                                                   6,675       165,807
Verizon Communications Inc.                                 3,200        98,336
Windstream Corp.                                            4,500        37,620
                                                                    -----------
                                                                        301,763
WIRELESS TELECOMMUNICATION SERVICES--0.57%
American Tower Corporation (Class A) *                        725        22,859
Rogers Communications, Inc. (Class B)                         750        19,313
Vodafone Group PLC ADR                                      2,392        46,620
                                                                    -----------
                                                                         88,792
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES--2.50%                                 390,555
                                                                    -----------
UTILITIES--
ELECTRIC UTILITIES--1.91%
Allegheny Energy, Inc.                                      1,050        26,933
Ameren Corp.                                                1,900        47,291
CenterPoint Energy, Inc.                                    2,000        22,160
Duke Energy Corp.                                           1,325        19,332
Exelon Corp.                                                  900        46,089
FPL Group, Inc.                                               650        36,959
NRG Energy, Inc. *                                            750        19,470
PPL Corp.                                                     625        20,600
Southern Co.                                                1,900        59,204
                                                                    -----------
                                                                        298,038
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.34%
Constellation Energy Group Inc.                             2,000        53,160

                                                          SHARES       VALUE

MULTI-UTILITIES--0.14%
Sempra Energy                                                 450   $    22,333
                                                                    -----------
TOTAL UTILITIES--2.39%                                                  373,531
                                                                    -----------
TOTAL COMMON STOCK--58.00%
(Cost $11,089,246)                                                    9,056,090
                                                                    -----------

U S GOVERNMENT AGENCY SECURITIES--

                                                           FACE
                                                          AMOUNT

U S GOVERNMENT AGENCY SECURITIES--0.01%
Federal Home Loan Mortgage Corp., Pool # 360100,
   9.00%, 04/01/20                                       $  1,130         1,255
                                                                    -----------
TOTAL U S GOVERNMENT AGENCY SECURITIES--0.01%
(Cost $1,125)                                                             1,255
                                                                    -----------
CORPORATE BONDS
CONSUMER DISCRETIONARY--
AUTOMOBILES--0.74%
Daimler Finance NA Hldg, 7.20%, 09/01/09 (a)              115,000       115,516
DIVERSIFIED CONSUMER SERVICES--1.15%
Hertz Corp., 7.40%, 03/01/11                              200,000       180,000
MULTILINE RETAIL--1.70%
Target Corp., 5.125%, 01/15/13                            250,000       264,814
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY--3.59%                                     560,330
                                                                    -----------
CONSUMER STAPLES--
PERSONAL PRODUCTS--1.96%
Avon Products, Inc., 7.15%, 11/15/09 (a)                  300,000       305,611
                                                                    -----------
TOTAL CONSUMER STAPLES--1.96%                                           305,611
                                                                    -----------
ENERGY--
OIL, GAS & CONSUMABLE FUELS--1.65%
ConocoPhillips, 4.40%, 05/15/13                           250,000       257,035
                                                                    -----------
TOTAL ENERGY--1.65%                                                     257,035
                                                                    -----------
FINANCIALS--
CAPITAL MARKETS--3.17%
Ameriprise Financial, Inc., 5.65%, 11/15/15               250,000       236,837
Goldman Sachs Group, Inc. (The), 5.30%, 02/14/12          250,000       258,734
                                                                    -----------
                                                                        495,571
DIVERSIFIED FINANCIAL SERVICES--6.20%
Bank of America, 5.375%, 09/11/12                         250,000       251,202
General Electric Capital Corp., 3.75%, 12/15/09 (a)       200,000       201,703
JP Morgan Chase & Co., 6.625%, 03/15/12                   250,000       263,189
National Rural Utilities Cooperative Finance Corp.,
   5.75%, 08/28/09 (a)                                    250,000       251,642
                                                                    -----------
                                                                        967,736
INSURANCE--1.47%
Prudential Financial, Inc., 5.10%, 12/14/11               231,000       229,205
REAL ESTATE INVESTMENT TRUSTS--0.64%
Weingarten Realty Investors, 7.35%, 07/20/09 (a)          100,000       100,015
THRIFTS & MORTGAGE FINANCE--1.41%
Washington Mutual Inc., 4.20%, 01/15/10 (a)               250,000       220,625
                                                                    -----------
TOTAL FINANCIALS--12.89%                                              2,013,152
                                                                    -----------
INDUSTRIALS--
ELECTRICAL EQUIPMENT--3.28%
Emerson Electric Company, 5.25%, 10/15/18                 500,000       512,130
MACHINERY--4.66%
Eaton Corp., 5.60%, 05/15/18                              500,000       482,380
Harsco Corp., 5.75%, 05/15/18                             250,000       245,396
                                                                    -----------
                                                                        727,776
                                                                    -----------
TOTAL INDUSTRIALS--7.94%                                              1,239,906
                                                                    -----------
TOTAL CORPORATE BONDS--28.03%
(Cost $4,319,435)                                                     4,376,034
                                                                    -----------
TOTAL BONDS AND NOTES--28.04%
(Cost $4,320,560)                                                     4,377,289
                                                                    -----------
COMMERCIAL PAPER
MATERIALS--
CHEMICALS--4.92%
PPG Industries, Inc., 0.40%, 07/15/09                     768,000       767,881
                                                                    -----------
TOTAL MATERIALS--4.92%                                                  767,881
                                                                    -----------

                                                           FACE
                                                          AMOUNT       VALUE

UTILITIES--
GAS UTILITIES--4.98%
Michigan Consolidated Gas Co., 1.35%, 07/01/09           $777,000   $   777,000
                                                                    -----------
TOTAL UTILITIES--4.98%                                                  777,000
                                                                    -----------
TOTAL COMMERCIAL PAPER--9.90%
(Cost $1,544,881)                                                     1,544,881
                                                                    -----------
TOTAL INVESTMENTS--95.94%
(Cost $16,954,687)                                                   14,978,260
CASH AND OTHER ASSETS, LESS LIABILITIES--4.06%                          634,424
                                                                    -----------
NET ASSETS--100.00%                                                 $15,612,684
                                                                    ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.

(b)  Non-voting shares

See notes to financial statements.

                                SECTOR WEIGHTINGS
                                       BY
                                TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        9.25%
Consumer Staples              9.42%
Energy                        8.86%
Financials                   21.19%
Health Care                   8.88%
Industrials                  14.58%
Information Technology       10.70%
Materials                     6.82%
Telecommunication Services    2.61%
U S Government                0.01%
Utilities                     7.68%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

BALANCED PORTFOLIO

ASSETS
Investments in securities, at value (Cost $16,954,687)   $ 14,978,260
Cash and cash equivalents                                     578,525
Prepaid expenses                                                  628
Receivable for:
   Dividends                                                   12,454
   Capital stock sold                                           1,667
   Interest                                                    52,428
   Expense reimbursement                                        5,603
   Other assets                                                 2,066
                                                         ------------
TOTAL ASSETS                                               15,631,631
                                                         ------------
LIABILITIES
Capital stock reacquired                                        2,242
Payable to investment adviser for fund expenses                 6,404
Accrued:
   Investment advisory fees                                     6,867
   Administrative service fees                                  3,434
                                                         ------------
TOTAL LIABILITIES                                              18,947
                                                         ------------
NET ASSETS                                               $ 15,612,684
                                                         ============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)            $ 18,026,713
   Undistributed net investment income                        195,435
   Accumulated net realized loss on investments              (633,037)
   Net unrealized depreciation of investments              (1,976,427)
                                                         ------------
NET ASSETS                                               $ 15,612,684
                                                         ============
SHARES OUTSTANDING ($.01 par value per share)              13,170,341
                                                         ============
NET ASSET VALUE                                          $       1.19
                                                         ============
Shares authorized                                         115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

BALANCED PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $521)          $ 122,252
Interest                                                   132,311
                                                         ---------
TOTAL INVESTMENT INCOME                                    254,563
                                                         ---------
EXPENSES
Investment advisory fees                                    36,731
Administrative service fees                                 18,365
Professional fees                                            8,946
Custody and transaction fees                                 6,091
Directors' fees and expenses                                 3,565
Compliance expenses                                          1,459
Qualification fees                                             795
Insurance expenses                                           3,718
                                                         ---------
TOTAL EXPENSES                                              79,670
LESS EXPENSES REIMBURSED                                   (20,247)
                                                         ---------
NET EXPENSES                                                59,423
                                                         ---------
INVESTMENT INCOME--NET                                     195,140
                                                         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                       (109,519)
   Change in unrealized appreciation of investments        473,513
                                                         ---------
NET GAIN ON INVESTMENTS                                    363,994
                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 559,134
                                                         =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

BALANCED PORTFOLIO

                                                                       (UNAUDITED)
                                                                       SIX MONTHS      YEAR ENDED
                                                                     ENDED JUNE 30,   DECEMBER 31,
                                                                     --------------   ------------
                                                                          2009            2008
                                                                      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                             $   195,140     $   462,883
   Net realized loss on investments                                      (109,519)       (528,806)
   Change in unrealized appreciation (depreciation) of investments        473,513      (4,738,214)
                                                                      -----------     -----------
   Net increase (decrease) in net assets resulting from operations        559,134      (4,804,137)
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                                      --        (490,141)
                                                                      -----------     -----------
   Total distributions to shareholders                                         --        (490,141)
CAPITAL SHARE TRANSACTIONS--NET                                          (245,643)       (806,309)
                                                                      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   313,491      (6,100,587)
NET ASSETS
   Beginning of period                                                 15,299,193      21,399,780
                                                                      -----------     -----------
   End of period                                                      $15,612,684     $15,299,193
                                                                      ===========     ===========
Undistributed net investment income                                   $   195,435     $       295
                                                                      ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

BALANCED PORTFOLIO

                                                            (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                            -----------   -------------------------------------------------
                                                                2009        2008       2007       2006      2005      2004
                                                              -------     -------    -------    -------   -------   -------
Net asset value, beginning of period                          $  1.14     $  1.53    $  1.50    $  1.40   $  1.45   $  1.41
Income (loss) from investment operations
   Investment income--net                                        0.02        0.04       0.04       0.04      0.03      0.03
   Net realized and unrealized gain (loss) on investments        0.03       (0.39)      0.03       0.12     (0.02)     0.06
                                                              -------     -------    -------    -------   -------   -------
Total from investment operations                                 0.05       (0.35)      0.07       0.16      0.01      0.09
Less distributions
   Investment income--net                                        0.00       (0.04)     (0.04)     (0.04)    (0.03)    (0.03)
   Capital gains                                                 0.00        0.00       0.00***   (0.02)    (0.03)    (0.02)
                                                              -------     -------    -------    -------   -------   -------
Total distributions                                              0.00       (0.04)     (0.04)     (0.06)    (0.06)    (0.05)
                                                              -------     -------    -------    -------   -------   -------
Net asset value, end of period                                $  1.19     $  1.14    $  1.53    $  1.50   $  1.40   $  1.45
                                                              =======     =======    =======    =======   =======   =======
Total return                                                     4.39%**   (23.01)%     4.82%     11.37%     0.46%     6.03%
                                                              =======     =======    =======    =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $15,613     $15,299    $21,400    $16,986   $14,414   $13,764
Ratio of expenses with reimbursement to average
   net assets (1)                                                0.81%*      0.81%      0.81%      0.81%     0.81%     0.81%
Ratio of expenses without reimbursement to average
   net assets                                                    1.09%*      1.02%      0.96%      1.00%     1.01%     0.96%
Ratio of net investment income (loss) to average
   net assets                                                    2.66%*      2.46%      2.63%      2.56%     2.09%     2.06%
Portfolio turnover rate                                          3.26%      17.44%     19.04%     15.09%    25.83%    17.42%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio until April 30, 2010.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2009 (Unaudited)

MONEY MARKET PORTFOLIO

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

                                                                        INTEREST/
                                                             MATURITY     STATED       FACE
                                                               DATE       RATE(%)     AMOUNT        VALUE
U S GOVERNMENT AGENCY SECURITIES--71.91%
Federal Home Loan Bank                                       07/01/09     0.120     $3,080,000   $ 3,080,000
Federal Home Loan Bank                                       07/02/09     0.110      8,246,000     8,245,975
Federal Home Loan Bank                                       07/06/09     0.120      6,403,000     6,402,893
Federal Home Loan Bank                                       07/07/09     0.120      4,934,000     4,933,901
Federal Home Loan Bank                                       07/08/09     0.120      5,137,000     5,136,880
Federal Home Loan Bank                                       07/09/09     0.130      8,136,000     8,135,765
Federal Home Loan Bank                                       07/14/09     0.140      7,786,000     7,785,606
Federal Home Loan Bank                                       07/20/09     0.130      9,696,000     9,695,335
Federal Home Loan Bank                                       07/28/09     0.060      5,497,000     5,496,753
Federal Home Loan Bank                                       07/31/09     0.050      4,766,000     4,765,662
                                                                                                 -----------
                                                                                                  63,678,770
                                                                                                 -----------
TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--71.91%
(Cost $63,678,770)                                                                                63,678,770
                                                                                                 -----------
COMMERCIAL PAPER
FINANCIALS--
COMMERCIAL BANKS--3.56%
ING America Insurance Holdings                               07/21/09     0.750      3,159,000     3,157,684
CONSUMER FINANCE--14.75%
American Honda Finance                                       07/10/09     0.230      4,427,000     4,426,746
General Electric Capital Corp.                               07/15/09     0.150      4,248,000     4,247,752
UBS Finance Delaware LLC                                     07/16/09     0.280      4,386,000     4,385,488
                                                                                                 -----------
                                                                                                  13,059,986
DIVERSIFIED FINANCIAL SERVICES--4.70%
JP Morgan Chase & Co.                                        07/13/09     0.250      4,163,000     4,162,653
                                                                                                 -----------
TOTAL FINANCIALS--23.01%                                                                          20,380,323
                                                                                                 -----------
UTILITIES--
ELECTRIC UTILITIES--5.00%
Florida Power & Light Co.                                    07/27/09     0.230      4,426,000     4,425,265
                                                                                                 -----------
TOTAL UTILITIES--5.00%                                                                             4,425,265
                                                                                                 -----------
TOTAL COMMERCIAL PAPER--28.01%
(Cost $24,805,588)                                                                                24,805,588
                                                                                                 -----------
TOTAL INVESTMENTS--99.92%
(Cost $88,484,358)                                                                                88,484,358
CASH AND OTHER ASSETS, LESS LIABILITIES--0.08%                                                        67,003
                                                                                                 -----------
NET ASSETS--100.00%                                                                              $88,551,361
                                                                                                 ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2009 (Unaudited)

MONEY MARKET PORTFOLIO

ASSETS
Investments in securities, at value (Cost $88,484,358)   $   88,484,358
Cash and cash equivalents                                           723
Prepaid expenses                                                  3,483
Receivable for:
   Capital stock sold                                           112,843
   Interest                                                          86
   Expense reimbursement                                         58,530
   Other assets                                                   4,223
                                                         --------------
TOTAL ASSETS                                                 88,664,246
                                                         --------------
LIABILITIES
Capital stock reacquired                                         44,128
Payable to investment adviser for fund expenses                  10,451
Accrued:
   Investment advisory fees                                      38,871
   Administrative service fees                                   19,435
                                                         --------------
TOTAL LIABILITIES                                               112,885
                                                         --------------
NET ASSETS                                               $   88,551,361
                                                         ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
   Capital (par value and additional paid-in)            $   88,551,361
                                                         --------------
NET ASSETS                                               $   88,551,361
                                                         ==============
SHARES OUTSTANDING ($.01 par value per share)                88,551,361
                                                         ==============
NET ASSET VALUE                                          $         1.00
                                                         ==============
Shares authorized                                         1,050,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2009 (Unaudited)

MONEY MARKET PORTFOLIO

INVESTMENT INCOME
Interest                                                 $  91,294
                                                         ---------
TOTAL INVESTMENT INCOME                                     91,294
                                                         ---------
EXPENSES
Investment advisory fees                                   219,201
Administrative service fees                                109,601
Professional fees                                            8,946
Custody and transaction fees                                 8,402
Directors' fees and expenses                                 3,565
Compliance expenses                                          8,645
Qualification fees                                             795
Insurance expenses                                          20,846
                                                         ---------
TOTAL EXPENSES                                             380,001
LESS EXPENSES REIMBURSED                                  (289,545)
                                                         ---------
NET EXPENSES                                                90,456
                                                         ---------
INVESTMENT INCOME--NET                                         838
                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $     838
                                                         =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

MONEY MARKET PORTFOLIO

                                                    (UNAUDITED)
                                                    SIX MONTHS      YEAR ENDED
                                                  ENDED JUNE 30,   DECEMBER 31,
                                                  --------------   ------------
                                                       2009            2008
                                                  --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Investment income--net                           $       838     $   825,260
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                  (838)       (825,260)
CAPITAL SHARE TRANSACTIONS--NET                       1,485,016      36,200,340
                                                    -----------     -----------
TOTAL INCREASE IN NET ASSETS                          1,485,016      36,200,340
NET ASSETS
   Beginning of period                               87,066,345      50,866,005
                                                    -----------     -----------
   End of period                                    $88,551,361     $87,066,345
                                                    ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

MONEY MARKET PORTFOLIO

                                                      (UNAUDITED)
                                                       SIX MONTHS
                                                         ENDED
                                                        JUNE 30,               YEAR ENDED DECEMBER 31,
                                                      -----------  -----------------------------------------------
                                                          2009       2008      2007      2006      2005      2004
                                                      -----------  -------   -------   -------   -------   -------
Net asset value, beginning of period                  $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
Income (loss) from investment operations
   Investment income--net                                0.00***      0.01      0.04      0.04      0.03      0.01
                                                      -------      -------   -------   -------   -------   -------
Total from investment operations                         0.00***      0.01      0.04      0.04      0.03      0.01
Less distributions
   Investment income--net                                0.00***     (0.01)    (0.04)    (0.04)    (0.03)    (0.01)
                                                      -------      -------   -------   -------   -------   -------
Total distributions                                      0.00***     (0.01)    (0.04)    (0.04)    (0.03)    (0.01)
                                                      -------      -------   -------   -------   -------   -------
Net asset value, end of period                        $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                      =======      =======   =======   =======   =======   =======
Total return                                             0.00%**^     1.46%     4.54%     4.42%     2.61%     0.77%
                                                      =======      =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $88,551      $87,066   $50,866   $40,693   $34,341   $29,991
Ratio of expenses with reimbursement to average
   net assets (1)                                        0.21%*       0.55%     0.56%     0.56%     0.56%     0.56%
Ratio of expenses without reimbursement to average
   net assets                                            0.87%*       0.83%     0.86%     0.87%     0.88%     0.84%
Ratio of net investment income to average net assets     0.00%*^      1.36%     4.43%     4.37%     2.60%     0.80%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

^    Amount less than 0.01%

(1) SM&R has voluntarily agreed to waive or reduce expenses on the Money Market Portfolio until April 30, 2010.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS June 30, 2009 (Unaudited)

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

FEDERAL INCOME TAXES:

For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING                           EXPIRATION
DECEMBER 31, 2008    LOSS CARRYFORWARDS      DATES
------------------   ------------------   ----------
Growth Portfolio         $1,076,649       12/31/2016
Balanced Portfolio       $  528,807       12/31/2016

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

Each Portfolio may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

EXPENSES:

Operating expenses not directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolio's net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and administrative service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                           INVESTMENT    ADMINISTRATIVE
                          ADVISORY FEE     SERVICE FEE
Growth Portfolio              0.50%           0.25%
Equity Income Portfolio       0.50%           0.25%
Balanced Portfolio            0.50%           0.25%
Money Market Portfolio        0.50%           0.25%

In addition to the investment advisory fee and the administrative service fee, the Fund is responsible for paying most other operating expenses including independent directors' fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest, the salary and other expenses of the Chief Compliance Officer, and miscellaneous expenses.

Effective June 1, 2002, and until April 30, 2010, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each portfolio's average daily net assets:

Growth Portfolio          0.87%
Equity Income Portfolio   0.79%
Balanced Portfolio        0.81%

As a result of the current low yield environment for short-term money market securities, SM&R is waiving all or a portion of its fees due from the Money Market Portfolio to prevent such portfolio's net yield from decreasing below zero. This fee waiver, which is voluntary, may be discontinued by SM&R at any time.

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after April 30, 2010 without notice to investors.

As of June 30, 2009, SM&R and American National had the following ownership in the Fund:

                                                     AMERICAN NATIONAL          AMERICAN NATIONAL
                                   SM&R              CORPORATE ACCOUNTS         SEPARATE ACCOUNTS
                          ---------------------   -----------------------   ------------------------
                                     PERCENT OF                PERCENT OF                 PERCENT OF
                                      SHARES                     SHARES                     SHARES
                           SHARES   OUTSTANDING      SHARES   OUTSTANDING     SHARES     OUTSTANDING
Growth Portfolio          238,485      1.64%      3,589,002      24.66%     10,728,630      73.70%
Equity Income Portfolio   244,029      1.82%      4,681,847      34.89%      8,494,029      63.29%
Balanced Portfolio        118,184      0.90%      4,001,287      30.38%      9,050,870      68.72%
Money Market Portfolio    266,277      0.30%      3,110,009       3.51%     85,175,075      96.19%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Aggregate purchases and sales of investments, other than commercial paper and short-term obligations, were as follows:

                           PURCHASES      SALES
Growth Portfolio          $5,709,238   $5,796,572
Equity Income Portfolio   $  483,842   $  541,422
Balanced Portfolio        $  409,965   $  467,480

Gross unrealized appreciation and depreciation as of June 30, 2009, based on the cost for federal income tax purposes is as follows:

                                                                           NET
                             COST       APPRECIATION   DEPRECIATION   DEPRECIATION
Growth Portfolio          $17,910,035    $1,356,639      $3,893,839   $(2,537,200)
Equity Income Portfolio   $18,526,976    $  810,565      $5,501,712   $(4,691,147)
Balanced Portfolio        $16,954,687    $  792,736      $2,769,163   $(1,976,427)

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO

                                                             (UNAUDITED)
                                                           SIX MONTHS ENDED            YEAR ENDED
                                                            JUNE 30, 2009           DECEMBER 31, 2008
                                                        ----------------------   ------------------------
                                                          SHARES       AMOUNT      SHARES        AMOUNT
                                                        ----------   ---------   ----------   -----------
Sale of capital shares                                     571,096   $ 573,099      654,764   $   838,281
Investment income dividends reinvested                          --          --      231,390       242,960
Distributions from net realized gains reinvested                --          --            1             1
Shares from Merger                                              --          --    2,668,253     3,782,941
                                                        ----------   ---------   ----------   -----------
Subtotals                                                  571,096     573,099    3,554,408     4,864,183
Redemptions of capital shares outstanding                 (502,402)   (512,538)    (997,505)   (1,449,030)
                                                        ----------   ---------   ----------   -----------
Net increase in capital shares outstanding                  68,694   $  60,561    2,556,903   $ 3,415,153
                                                                     =========                ===========
Shares outstanding at beginning of period               14,487,423               11,930,520
                                                        ----------               ----------
Shares outstanding at end of period                     14,556,117               14,487,423
                                                        ==========               ==========

EQUITY INCOME PORTFOLIO

                                                             (UNAUDITED)
                                                           SIX MONTHS ENDED            YEAR ENDED
                                                            JUNE 30, 2009           DECEMBER 31, 2008
                                                        ----------------------   ------------------------
                                                          SHARES       AMOUNT      SHARES        AMOUNT
                                                        ----------   ---------   ----------   -----------
Sale of capital shares                                     551,080   $ 558,638      685,272   $ 1,037,033
Investment income dividends reinvested                          --          --      581,566       645,538
Distributions from net realized gains reinvested                --          --      199,944       221,938
                                                        ----------   ---------   ----------   -----------
Subtotals                                                  551,080     558,638    1,466,782     1,904,509
Redemptions of capital shares outstanding                 (529,065)   (533,206)  (1,823,175)   (2,705,136)
                                                        ----------   ---------   ----------   -----------
Net increase (decrease) in capital shares outstanding       22,015   $  25,432     (356,393)  $  (800,627)
                                                                     =========                ===========
Shares outstanding at beginning of period               13,397,890               13,754,283
                                                        ----------               ----------
Shares outstanding at end of period                     13,419,905               13,397,890
                                                        ==========               ==========

BALANCED PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2009             DECEMBER 31, 2008
                                                        --------------------------   -------------------------
                                                           SHARES        AMOUNT         SHARES        AMOUNT
                                                        -----------   ------------   -----------   -----------
Sale of capital shares                                      527,025   $    582,818     1,698,413   $ 2,402,017
Investment income dividends reinvested                           --             --       433,753       490,141
                                                        -----------   ------------   -----------   -----------
Subtotals                                                   527,025        582,818     2,132,166     2,892,158
Redemptions of capital shares outstanding                  (753,424)      (828,461)   (2,677,175)   (3,698,467)
                                                        -----------   ------------   -----------   -----------
Net decrease in capital shares outstanding                 (226,399)  $   (245,643)     (545,009)  $  (806,309)
                                                                      ============                 ===========
Shares outstanding at beginning of period                13,396,740                   13,941,749
                                                        -----------                  -----------
Shares outstanding at end of period                      13,170,341                   13,396,740
                                                        ===========                  ===========

MONEY MARKET PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED              YEAR ENDED
                                                               JUNE 30, 2009             DECEMBER 31, 2008
                                                        --------------------------   -------------------------
                                                           SHARES        AMOUNT         SHARES        AMOUNT
                                                        -----------   ------------   -----------   -----------
Sale of capital shares                                   14,387,773   $ 14,387,773    54,531,621   $54,531,621
Investment income dividends reinvested                          832            832       831,192       831,192
                                                        -----------   ------------   -----------   -----------
Subtotals                                                14,388,605     14,388,605    55,362,813    55,362,813
Redemptions of capital shares outstanding               (12,903,589)   (12,903,589)  (19,162,473)  (19,162,473)
                                                        -----------   ------------   -----------   -----------
Net increase in capital shares outstanding                1,485,016   $  1,485,016    36,200,340   $36,200,340
                                                                      ============                 ===========
Shares outstanding at beginning of period                87,066,345                   50,866,005
                                                        -----------                  -----------
Shares outstanding at end of period                      88,551,361                   87,066,345
                                                        ===========                  ===========

NOTE 5--DISCLOSURE ABOUT FAIR VALUE OF ASSETS

Effective September 1, 2007, the Funds adopted Statement of Financial Accounting Standards (FAS) 157. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of June 30, 2009:

Growth Portfolio

HOLDINGS                               MARKET VALUE     LEVEL 1      LEVEL 2   LEVEL 3
------------------------------------   ------------   -----------   --------   -------
Common Stock: Consumer Discretionary    $ 1,302,833   $ 1,302,833   $      0     $0
Common Stock: Consumer Staples            1,142,197     1,142,197          0      0
Common Stock: Energy                      1,757,361     1,757,361          0      0
Common Stock: Exchange Traded Funds         731,480       731,480          0      0
Common Stock: Financials                  1,396,072     1,396,072          0      0
Common Stock: Healthcare                  1,628,678     1,628,678          0      0
Common Stock: Industrials                 1,472,925     1,472,925          0      0
Common Stock: Information Technology      4,547,093     4,547,093          0      0
Common Stock: Materials                     302,190       302,190          0      0
Common Stock: Telecomm. Services            353,422       353,422          0      0
Common Stock: Utilities                     338,664       338,664          0      0
Commercial Paper                            399,920             0    399,920      0
Investments in Money Market                 734,601       734,601          0      0
                                        -----------   -----------   --------    ---
Total Growth Portfolio                  $16,107,436   $15,707,516   $399,920     $0

Equity Income Portfolio

HOLDINGS                               MARKET VALUE     LEVEL 1      LEVEL 2   LEVEL 3
------------------------------------   ------------   -----------   --------   -------
Common Stock: Consumer Discretionary    $   989,012   $   989,012   $      0      $0
Common Stock: Consumer Staples            1,795,204     1,795,204          0       0
Common Stock: Energy                      2,107,369     2,107,369          0       0
Common Stock: Financials                  2,726,532     2,726,532          0       0
Common Stock: Healthcare                  1,475,517     1,475,517          0       0
Common Stock: Industrials                 1,033,597     1,033,597          0       0
Common Stock: Information Technology        911,000       911,000          0       0
Common Stock: Materials                     332,018       332,018          0       0
Common Stock: Telecomm. Services            930,957       930,957          0       0
Common Stock: Utilities                   1,134,703     1,134,703          0       0
Commercial Paper                            399,920             0    399,920       0
Investments in Money Market                 756,043       756,043          0       0
                                        -----------   -----------   --------     ---
Total Equity Income Portfolio           $14,591,872   $14,191,952   $399,920      $0

Balanced Portfolio

HOLDINGS                                   MARKET VALUE     LEVEL 1       LEVEL 2    LEVEL 3
----------------------------------------   ------------   -----------   ----------   -------
U.S. Treasury & other
   U.S. Gov't. corporations and agencies    $     1,255    $        0   $    1,255      $0
Corporate Debt Securities                     4,376,034             0    4,376,034       0
Common Stock: Consumer Discretionary            826,013       826,013            0       0
Common Stock: Consumer Staples                1,104,715     1,104,715            0       0
Common Stock: Energy                          1,070,303     1,070,303            0       0
Common Stock: Financials                      1,160,862     1,160,862            0       0
Common Stock: Healthcare                      1,330,218     1,330,218            0       0
Common Stock: Industrials                       943,720       943,720            0       0
Common Stock: Information Technology          1,602,581     1,602,581            0       0
Common Stock: Materials                         253,592       253,592            0       0
Common Stock: Telecomm. Services                390,555       390,555            0       0
Common Stock: Utilities                         373,531       373,531            0       0
Commercial Paper                              1,544,881             0    1,544,881       0
Investments in Money Market                     578,525       578,525            0       0
                                            -----------    ----------   ----------     ---
Total Balanced Portfolio                    $15,556,785    $9,634,615   $5,922,170      $0

Money Market Portfolio

HOLDINGS                                MARKET VALUE   LEVEL 1     LEVEL 2     LEVEL 3
-------------------------------------   ------------   -------   -----------   -------
U.S. Gov't. corporations and agencies
   Short Term                            $63,678,770     $  0    $63,678,770     $0
Commercial Paper                          24,805,588        0     24,805,588      0
Investments in Money Market                      723      723              0      0
                                         -----------     ----    -----------    ---
Total Money Market Portfolio             $88,485,081     $723    $88,484,358     $0

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

                               2450 South Shore Boulevard, League City, TX 77573

                                    DIRECTORS
                             Florentino F. Gonzalez
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                  Teresa E. Axelson, Vice President, Secretary
                          and Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                            Greer, Herz & Adams, LLP
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    BKD, LLP
                         2800 Post Oak Blvd., Suite 3200
                                Houston, TX 77056

Form 9429S                                                                 08/09

Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of August 26, 2009, an evaluation was performed under the
		supervision and with the participation of the officers of American
		National Investment Accounts, Inc. (the Company), including the
		Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls
		and procedures.  Based on that evaluation, the officers, including
		the CEO and CFO, conclude that, as of August 21, 2007, the
		companys disclosure controls and procedures (as defined in Rule
		30a-3(c) under the Investment Company Act of 1940, as amended) were
		reasonably designed so as to ensure that material information
		relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


American National Investment Accounts, Inc.

By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 26, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
	Michael W. McCroskey, Principal Executive Officer

Date:	August 26, 2009


By:
	Brenda T. Koelemay, Principal Financial Officer

Date:	August 26, 2009